STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating expense:
General and administrative expenses	$ 469,990	$ 285,257	$ 2,022,254	$ 359,181
Rent expense	23,506	25,337	98,930	101,197
Total operating expenses	493,496	310,594	2,121,184	460,378
Operating loss	493,496	310,594	2,121,184	460,378
Other (income) / expense:
Interest expense	7,787	5,515	25,837	35,153
Loss on conversion of accruals and debt to equity	31,865	365,146	860,921	1,128,652
Total other (income) / expense	39,652	370,661	886,758	1,163,805
Net loss	(533,148)	(681,255)	(3,007,942)	(1,624,183)
Foreign currency translation adjustment	276,798	40,646	104,720	(26,841)
Total comprehensive loss	$ (256,350)	$ (640,609)	$ (2,903,222)	$ (1,651,024)
Basic and diluted net loss per common share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding (in Shares)	243,613,355	133,575,731	175,799,497	88,330,823